Stock-based Compensation (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
11.	Stock-based Compensation
WM Holding Company, LLC Equity Incentive Plan
The Company has accounted for the issuance of Class A-3 and Class B Units issued under WM Holding Company, LLC’s Equity Incentive Plan in accordance with ASC 718 – Stock Based Compensation. The Company considers the limitation on the exercisability of the Class A-3 and Class B Units to be a performance condition and records compensation cost when it becomes probable that the performance condition will be met.
In connection with the Business Combination, each of the Class A-3 Units outstanding prior to the Business Combination were cancelled, and the holder thereof received a number of Class A units representing limited liability company interests of WMH LLC (the “Class A Units”) and an equivalent number of shares of Class V Common Stock, par value $0.0001 per share (together with the Class A Units, the “Paired Interests”), and each of the Class B Units outstanding prior to the Business Combination were cancelled and holders thereof received a number of Class P units representing limited liability company interests of WMH LLC (the “Class P Units” and together with the Class A Units, the “Units”), each in accordance with the Merger Agreement.
Concurrently with the closing of the Business Combination, the Unit holders entered into an exchange agreement (the “Exchange Agreement”). The terms of the Exchange Agreement, among other things, provide the Unit holders (or certain permitted transferees thereof) with the right from time to time at and after 180 days following the Business Combination to exchange their vested Paired Interests for shares of Class A Common Stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications, or Class P Units for shares of Class A Common Stock with a value equal to the value of such Class P Units less their participation threshold, or in each case, at the Company’s election, the cash equivalent of such shares of Class A Common Stock.
A summary of the Class P Unit activity for the nine months ended September 30, 2024 is as follows:

Number of Units
Outstanding Class P Units, December 31, 2023	14,804,507
Cancellations	(775)
Exchanged for Class A Common Stock	(125,000)
Outstanding, Class P Units, September 30, 2024	14,678,732
Vested, September 30, 2024	14,659,364

As of September 30, 2024, unrecognized stock-based compensation expense for non-vested Class P Units was $0.04 million which is expected to be recognized over a weighted-average period of 0.2 years. For the three months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense for the Class P Units of $0.1 million and $0.1 million, respectively. For the nine months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense for the Class P Units of $0.2 million and $0.5 million, respectively.
WM Technology, Inc. Equity Incentive Plan
In connection with the Business Combination, the Company adopted the WM Technology, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan permits the granting of incentive stock options to employees and for the grant of nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants. As of September 30, 2024, 40,639,882 shares of Class A Common Stock were authorized for issuance pursuant to awards under the 2021 Plan. The number of shares of Class A Common stock reserved for issuance under the 2021 Plan will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to five percent (5%) of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding year; provided, however that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. As of September 30, 2024, 27,621,566 shares of Class A Common Stock were available for future issuance.
A summary of the restricted stock unit (“RSU”) activity for the nine months ended September 30, 2024 is as follows:

	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2023	7,683,598	$2.96
Granted	906,232	$1.03
Vested	(2,897,408)	$2.97
Forfeited	(1,328,501)	$2.87
Non-vested at September 30, 2024	4,363,921	$2.57

As of September 30, 2024, unrecognized stock-based compensation expense for non-vested RSUs was $10.0 million, which is expected to be recognized over a weighted-average period of 1.2 years. For the three months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense for the RSUs of $1.5 million and $2.7 million, respectively. For the nine months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense for the RSUs of $6.9 million and $10.1 million, respectively.
The Company grants performance-based restricted stock units (“PRSUs”) with performance and service-based vesting conditions. The level of achievement of such goals may cause the actual number of units that ultimately vest to range from 0% to 200% of the original units granted. The Company recognizes expense ratably over the vesting period for the PRSUs when it is probable that the performance criteria specified will be achieved. The fair value is equal to the market price of the Company’s common stock on the date of grant.

	Number of PRSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2023	234,375	$6.40
Granted	0	$—
Vested	(58,594)	$6.40
Forfeited	(175,781)	$6.40
Non-vested at September 30, 2024	—	$—

As of September 30, 2024, the Company has no outstanding grants for PRSUs. For the three months ended September 30, 2024, the Company recorded no stock-based compensation expense for PRSUs. For the three months ended September 30, 2023, the Company recorded stock-based compensation credit of for PRSUs $0.5 million. For the nine months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense for PRSUs of $0.1 million and stock-based compensation credit for PRSUs of $0.2 million, respectively.
The Company recorded stock-based compensation cost related to the Class P Units, RSUs and PRSUs in the following expense categories on the accompanying condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Sales and marketing	$351	$587	$1,116	$2,180
Product development	985	944	2,811	3,226
General and administrative	265	766	3,245	4,983
Total stock-based compensation expense	1,601	2,297	7,172	10,389
Amount capitalized to software development	216	365	829	959
Total stock-based compensation cost	$1,817	$2,662	$8,001	$11,348

14.	Stock-based Compensation
WM Holding Company, LLC Equity Incentive Plan
The Company accounted for the issuance of Class A-3 and Class B Units issued under the WM Holding Company, LLC Equity Incentive Plan in accordance with ASC 718 - Stock Based Compensation. The Company considered the limitation on the exercisability of the Class A-3 and Class B Units to be a performance condition and recorded compensation cost when it became probable that the performance condition would be met.
In connection with the Business Combination, each of the Class A-3 Units outstanding prior to the Business Combination were cancelled, and the holder thereof received a number of Class A units representing limited liability company interests of WMH LLC (the “Class A Units”) and an equivalent number of shares of Class V Common Stock, par value $0.0001 per share (together with the Class A Units, the “Paired Interests”), and each of the Class B Units outstanding prior to the Business Combination were cancelled and holders thereof received a number of Class P units representing limited liability company interests of WMH LLC (the “Class P Units” and together with the Class A Units, the “Units”), each in accordance with the Merger Agreement.
Concurrently with the closing of the Business Combination, the Unit holders entered into an exchange agreement (the “Exchange Agreement”). The terms of the Exchange Agreement, among other things, provide the Unit holders (or certain permitted transferees thereof) with the right from time to time at and after 180 days following the Business Combination to exchange their vested Paired Interests for shares of Class A Common Stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications, or Class P Units for shares of Class A Common Stock with a value equal to the value of such Class P Units less their participation threshold, or in each case, at the Company’s election, the cash equivalent of such shares of Class A Common Stock.
A summary of the Class P Unit activity for the periods presented is as follows:

Number of Units
Outstanding Class P Units, December 31, 2022	15,125,429
Cancellations	(75,922)
Exchanged for Class A Common Stock	(245,000)
Outstanding Class P Units, December 31, 2023	14,804,507
Vested, December 31, 2023	14,723,936
As of December 31, 2023, unrecognized stock-based compensation expense for non-vested Class P Units were $0.2 million, which is expected to be recognized over a weighted-average period of 0.9 years. For the years ended December 31, 2023, 2022 and 2021, the Company recorded stock-based compensation expense for the Class P Units of $0.5 million, $2.3 million and $20.9 million, respectively. Due to the Business Combination completed in the second quarter of 2021, certain limitations on exercisability related to the Company’s Class P equity awards issued to employees and consultants were removed and as a result the Company recognized the life-to-date expense on units vested through the Business Combination date on those equity awards. The stock-based compensation expense recognized during the year ended December 31, 2021 includes a one-time incremental expense of $4.1 million related to an award modification as a result of an advisory agreement entered into with a former executive.
WM Technology, Inc. Equity Incentive Plan
In connection with the Business Combination, the Company adopted the WM Technology, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan permits the granting of incentive stock options to employees and for the grant of nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants. As of December 31, 2023, 33,146,412 shares of Class A Common Stock are authorized for issuance pursuant to awards under the 2021 Plan. The number of shares of Class A Common stock reserved for issuance under the 2021 Plan will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to five percent (5%) of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding year; provided, however that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. As of December 31, 2023, 19,530,046 shares of Class A Common Stock are available for future issuance.
A summary of the restricted stock unit (“RSU”) activity for the year ended December 31, 2023 is as follows:

	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2022	6,269,868	$7.07
Granted	6,634,013	1.03
Vested	(2,245,844)	6.66
Cancelled/Forfeited/Expired	(2,974,439)	4.53
Non-vested at December 31, 2023	7,683,598	$2.96
As of December 31, 2023, unrecognized stock-based compensation expense for non-vested RSUs was $20.6 million, which is expected to be recognized over a weighted-average period of 1.8 years. For the years ended December 31, 2023, 2022 and 2021, the Company recorded stock-based compensation expense for the RSUs of $13.1 million, $21.2 million and $8.0 million, respectively. Stock-based compensation recognized during the year ended December 31, 2022 included a $0.6 million expense related to an award modification as a result of the departure of the Company’s former chief executive officer.
The Company grants performance-based restricted stock units (“PRSUs”) with performance and service-based vesting conditions. The level of achievement of such goals may cause the actual number of units that ultimately vest to range from 0% to 200% of the original units granted. The Company recognizes expense ratably over the vesting period for the PRSUs when it is probable that the performance criteria specified will be achieved. The fair value is equal to the market price of the Company’s common stock on the date of grant.
A summary of the PRSU activity for the year ended December 31, 2023 is as follows:

	Number of PRSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2022	859,375	6.40
Granted	—	—
Vested	—	—
Cancelled/Forfeited/Expired	(625,000)	6.40
Non-vested at December 31, 2023	234,375	6.40
Based on the probability of attainment as of December 31, 2023, the unrecognized stock-based compensation expense for non-vested PRSUs was nil. For the years ended December 31, 2023 and 2022, the Company recorded stock-based compensation credit of $0.1 million and less than $0.1 million, respectively, related to the PRSUs. For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $0.4 million related to the PRSUs. Stock-based compensation expense related to these PRSUs decreased due to the reassessment of vesting probability and the forfeitures resulting from the executive departures.
The Company recorded stock-based compensation cost related to the Class P Units, RSUs and PRSUs in the following expense categories on the consolidated statements of operations (in thousands):

	Years Ended December 31,
	2023	2022	2021
Sales and marketing	$2,706	$6,358	$6,021
Product development	4,170	5,260	5,103
General and administrative	6,639	11,875	18,200
Total stock-based compensation expense	13,515	23,493	29,324
Amount capitalized to software development	1,386	1,667	1,099
Total stock-based compensation cost	$14,901	$25,160	30,423